UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-07921
                                   ---------------------------------------------

                            The Bjurman, Barry Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

     10100 Santa Monica Boulevard, Suite 1200, Los Angeles, CA 90067-4103
--------------------------------------------------------------------------------
     (Address of principal executive offices)                  (Zip code)

          G. Andrew Bjurman, 10100 Santa Monica Boulevard, Suite 1200,
                           Los Angeles, CA 90067-4103
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (310) 553-6577
                                                    ----------------------------
Date of fiscal year end:   3/31/04
                         --------------------
Date of reporting period:  9/30/03
                          --------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

Semiannual Report

THE BJURMAN, BARRY FUNDS
LETTER TO SHAREHOLDERS
================================================================================

To Our Shareholders:

Evidence of an increasingly buoyant economy began to appear throughout the third quarter of this year. The reduced burden of taxes on capital and on labor has helped to create economic growth that is now exceeding the most optimistic expectations. The result of this activity has begun to favorably impact the earnings of the companies that populate the Bjurman, Barry portfolios.

The Bjurman, Barry Micro-Cap, All Cap and Small Cap Growth Funds increased 14.81%, 7.88% and 18.44% respectively for the quarter ended September 30, 2003, which compare quite favorably against the 10.47% and 7.16% increase for the Russell 2000 Growth and Russell MidCap Growth Indices, respectively. For the nine months ended September 30, 2003, the Micro-Cap and All Cap Growth Funds have increased 42.79% and 28.05% versus 31.82% and 27.24% for the Russell 2000 Growth and Russell MidCap Indices, respectively. Since inception, May 12, 2003, the Small Cap Growth Fund increased 31.00% versus 19.12% for the Russell 2000 Growth Index.

Companies that currently expect high growth rates of earnings continue to do well both in the market and in the Funds. Many of these companies are in various industries that comprise the technology sector. The Funds own a number of companies that have survived the technology depression and now reap the benefits of survival in a growing economy. Especially evident are companies whose technologies propel the Internet and telecommunications. As of September 30, 2003, the last 12 month Median Earnings Growth for the companies held in the Micro-Cap, All Cap and Small Cap portfolios were 93.8%, 71.1% and 123.0%, respectively, and the Median Forward P/E ratios were 23.9x, 33.8x and 34.6x, respectively.

In addition to the improved fiscal condition created by the new tax laws, the economy and the market have benefited from a much more stable monetary environment created by the Federal Reserve Bank. These twin policy attributes, low taxes and stable money are among the best inducements for market participants to increase their exposure to smaller capitalization companies. Recent studies examined the six periods of the twentieth century where small cap stocks outperformed large cap stocks. During these periods, which lasted on average 5.7 years, small cap stocks had an average annual return of 37.4% and exceeded the average annual return of the S & P 500 by 13.3%. If the favorable fiscal and monetary policies continue, we believe both the economy and marketplace for smaller cap equities should improve.

/s/ O. Thomas Barry, III

O. Thomas Barry, III, CIC, CFA

THE BJURMAN, BARRY FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2003 (UNAUDITED)

============================================================================================
                                          BJURMAN, BARRY    BJURMAN, BARRY    BJURMAN, BARRY
                                            MICRO-CAP          ALL CAP          SMALL CAP
                                           GROWTH FUND       GROWTH FUND       GROWTH FUND
--------------------------------------------------------------------------------------------
ASSETS
Investment securities:
  At acquisition cost ................    $  522,364,447    $    8,326,659    $   32,952,358
                                          ==============    ==============    ==============
  At value ...........................    $  793,037,239    $   10,131,514    $   36,005,394
Dividends receivable .................            78,643               150             2,014
Receivable for securities sold .......         6,165,331                --           191,187
Receivable for capital shares sold ...         1,783,547            12,360           725,486
Other assets .........................            66,802            13,550            16,989
                                          --------------    --------------   ---------------
  TOTAL ASSETS .......................       801,131,562        10,157,574        36,941,070
                                          --------------    --------------   ---------------

LIABILITIES
Payable for securities purchased .....         3,757,578            42,688           985,126
Payable for capital shares redeemed ..         3,725,358            28,926           237,477
Payable to Adviser ...................           676,156             7,103            22,224
Payable to affiliates ................            99,607             6,590             7,969
Other accrued expenses and liabilities           377,632            36,948            19,814
                                          --------------    --------------   ---------------
  TOTAL LIABILITIES ..................         8,636,331           122,255         1,272,610
                                          --------------    --------------   ---------------

NET ASSETS ...........................    $  792,495,231    $   10,035,319    $   35,668,460
                                          ==============    ==============    ==============

NET ASSETS CONSIST OF
Paid-in capital ......................    $  560,854,274    $   11,208,635    $   33,475,161
Accumulated net investment loss ......        (4,256,893)          (84,760)          (99,268)
Accumulated net realized losses
  from security transactions .........       (34,774,942)       (2,893,411)         (760,469)
Net unrealized appreciation on
  investments ........................       270,672,792         1,804,855         3,053,036
                                          --------------    --------------   ---------------
         NET ASSETS ..................    $  792,495,231    $   10,035,319    $   35,668,460
                                          ==============    ==============    ==============

Shares of beneficial interest
  outstanding (unlimited number
  of shares authorized, no par value)         27,325,777         1,110,714         2,723,011
                                          ==============    ==============    ==============

Net asset value, offering price and
  redemption price per share .........    $        29.00    $         9.04    $        13.10
                                          ==============    ==============    ==============

See accompanying notes to financial statements.

THE BJURMAN, BARRY FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2003 (UNAUDITED)(A)

================================================================================================
                                            BJURMAN, BARRY     BJURMAN, BARRY     BJURMAN, BARRY
                                              MICRO-CAP           ALL CAP           SMALL CAP
                                             GROWTH FUND        GROWTH FUND        GROWTH FUND
------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends ............................    $      607,652     $       15,774     $        5,667
                                            --------------     --------------     --------------
EXPENSES
  Investment advisory fees .............         3,350,543             50,261             58,216
  Distribution expenses ................           837,633             12,565             14,554
  Administration fees ..................           355,439             12,000             10,555
  Transfer agent fees ..................            81,490             12,000              9,574
  Accounting services fees .............            33,454             15,000             11,968
  Professional fees ....................            41,224             10,520              8,132
  Registration fees ....................            40,164             11,940              5,391
  Custodian fees .......................            45,568              5,529              4,787
  Insurance expenses ...................            33,698              1,156                 --
  Reports to shareholders ..............            25,953              2,500              3,579
  Trustees' fees and expenses ..........             8,334              8,131              7,162
  Postage and supplies .................             7,144             10,093              4,352
  Organization fees ....................                --                 --             10,000
  Pricing fees .........................             2,828              1,367                870
  Underwriting fees ....................             1,073              1,075                798
                                            --------------     --------------     --------------
TOTAL EXPENSES .........................         4,864,545            154,137            149,938
  Fees waived and/or expenses
    reimbursed by the Adviser ..........                --            (53,603)           (45,003)
                                            --------------     --------------     --------------
NET EXPENSES ...........................         4,864,545            100,534            104,935
                                            --------------     --------------     --------------

NET INVESTMENT LOSS ....................        (4,256,893)           (84,760)           (99,268)
                                            --------------     --------------     --------------

REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS
  Net realized gains (losses) from
    security transactions ..............        22,812,751          1,347,313           (760,469)
  Net change in unrealized appreciation/
    depreciation on investments ........       220,161,949          1,119,399          3,053,036
                                            --------------     --------------     --------------

NET REALIZED AND UNREALIZED
  GAINS ON INVESTMENTS .................       242,974,700          2,466,712          2,292,567
                                            --------------     --------------     --------------

NET INCREASE IN NET ASSETS FROM
  OPERATIONS ...........................    $  238,717,807     $    2,381,952     $    2,193,299
                                            --------------     --------------     --------------

(A) Except for the Bjurman, Barry Small Cap Growth Fund which represents the period from commencement of operations (May 12, 2003) through September 30, 2003.

See accompanying notes to financial statements.

THE BJURMAN, BARRY FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

=================================================================================================================================
                                                        BJURMAN,                            BJURMAN,                   BJURMAN,
                                                         BARRY                               BARRY                      BARRY
                                                       MICRO-CAP                            ALL CAP                   SMALL CAP
                                                      GROWTH FUND                         GROWTH FUND                GROWTH FUND
                                            -------------------------------------------------------------------------------------
                                             SIX MONTHS                          SIX MONTHS                            PERIOD
                                                ENDED             YEAR              ENDED             YEAR              ENDED
                                            SEPTEMBER 30,         ENDED         SEPTEMBER 30,         ENDED         SEPTEMBER 30,
                                                2003            MARCH 31,           2003            MARCH 31,          2003(A)
                                             (UNAUDITED)          2003           (UNAUDITED)          2003           (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment loss ..................    $  (4,256,893)    $  (3,883,208)    $     (84,760)    $    (194,681)    $     (99,268)
  Net realized gains (losses)
    from security transactions .........       22,812,751       (38,110,635)        1,347,313        (2,521,088)         (760,469)
  Net change in unrealized appreciation/
  depreciation on investments ..........      220,161,949       (30,819,701)        1,119,399        (1,169,968)        3,053,036
                                            -------------     -------------     -------------     -------------     -------------
Net increase (decrease) in net
  assets from operations ...............      238,717,807       (72,813,544)        2,381,952        (3,885,737)        2,193,299
                                            -------------     -------------     -------------     -------------     -------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ............      314,042,298       468,795,119         5,364,364         4,130,379        42,646,657
  Payments for shares redeemed .........     (164,161,203)     (291,211,795)       (5,642,995)       (6,764,123)       (9,171,496)
                                            -------------     -------------     -------------     -------------     -------------
Net increase (decrease) in net assets
  from capital share transactions ......      149,881,095       177,583,324          (278,631)       (2,633,744)       33,475,161
                                            -------------     -------------     -------------     -------------     -------------

TOTAL INCREASE (DECREASE)
  IN NET ASSETS ........................      388,598,902       104,769,780         2,103,321        (6,519,481)       35,668,460

NET ASSETS
  Beginning of period ..................      403,896,329       299,126,549         7,931,998        14,451,479                --
                                            -------------     -------------     -------------     -------------     -------------
  End of period ........................    $ 792,495,231     $ 403,896,329     $  10,035,319     $   7,931,998     $  35,668,460
                                            =============     =============     =============     =============     =============

CAPITAL SHARE ACTIVITY
  Shares sold ..........................       13,323,780        27,761,657           623,099           480,447         3,477,862
  Shares redeemed ......................       (6,478,725)      (13,278,484)         (642,591)         (811,382)         (754,851)
                                            -------------     -------------     -------------     -------------     -------------
  Net increase (decrease) in
    shares outstanding .................        6,845,055        14,483,173           (19,492)         (330,935)        2,723,011
  Shares outstanding, beginning
    of period ..........................       20,480,722         5,997,549         1,130,206         1,461,141                --
                                            -------------     -------------     -------------     -------------     -------------
  Shares outstanding, end of period ....       27,325,777        20,480,722         1,110,714         1,130,206         2,723,011
                                            =============     =============     =============     =============     =============

(A) Represents the period from commencement of operations (May 12, 2003) through September 30, 2003. See accompanying notes to financial statements.

THE BJURMAN, BARRY FUNDS
BJURMAN, BARRY MICRO-CAP GROWTH FUND
FINANCIAL HIGHLIGHTS

==============================================================================================================================
                                             SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
==============================================================================================================================
                                            SIX MONTHS
                                              ENDED            YEAR          YEAR          YEAR          YEAR          YEAR
                                          SEPTEMBER 30,        ENDED         ENDED         ENDED         ENDED         ENDED
                                               2003          MARCH 31,     MARCH 31,     MARCH 31,     MARCH 31,     MARCH 31,
                                           (UNAUDITED)          2003        2002(A)       2001(A)       2000(A)       1999(A)
------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period ..    $  19.72         $  24.94      $  18.87      $  20.36      $   9.18      $  10.21
                                             --------         --------      --------      --------      --------      --------

Income (loss) from investment operations:
  Net investment loss ...................       (0.12)           (0.19)        (0.32)        (0.10)        (0.21)        (0.13)
  Net realized and unrealized gains
    (losses) on investments .............        9.40            (5.03)         6.39         (0.05)        11.58         (0.90)
                                             --------         --------      --------      --------      --------      --------
Total from investment operations ........        9.28            (5.22)         6.07         (0.15)        11.37         (1.03)
                                             --------         --------      --------      --------      --------      --------

Less distributions:
  Distributions from net realized gains .          --               --            --         (1.34)        (0.19)           --
                                             --------         --------      --------      --------      --------      --------

Net asset value at end of period ........    $  29.00         $  19.72      $  24.94      $  18.87      $  20.36      $   9.18
                                             ========         ========      ========      ========      ========      ========

Total return ............................      47.06%(B)       (20.91%)       32.11%        (0.65%)      124.64%       (10.09%)
                                             ========         ========      ========      ========      ========      ========

Net assets at end of period (000's) .....    $792,495         $403,896      $299,127      $167,005      $ 23,055      $  9,364
                                             ========         ========      ========      ========      ========      ========

Ratio of net expenses to average
  net assets ............................       1.45%(C)         1.59%         1.80%         1.80%         1.80%         1.80%

Ratio of total expenses to
  average net assets(D) .................       1.45%(C)         1.59%         1.80%         1.80%         3.10%         4.82%

Ratio of net investment loss to
  average net assets ....................      (1.27%)(C)       (1.16%)       (1.40%)       (1.05%)       (1.65%)       (1.58%)

Portfolio turnover rate .................         55%(C)           54%          105%          159%          337%          234%

(A) Per share data has been restated to reflect the effect of a 2 for 1 share split which was declared on June 19, 2002 and paid on June 27, 2002 to shareholders of record on June 26, 2002.
(B)  Not annualized.
(C)  Annualized.
(D) Represents the ratio of expenses to average net assets absent fee waivers and expense reimbursements by the Adviser.

See accompanying notes to financial statements.

THE BJURMAN, BARRY FUNDS
BJURMAN, BARRY ALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS

=============================================================================================
            SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
=============================================================================================
                                                SIX MONTHS
                                                  ENDED              YEAR           PERIOD
                                              SEPTEMBER 30,          ENDED           ENDED
                                                   2003            MARCH 31,       MARCH 31,
                                               (UNAUDITED)            2003          2002(A)
---------------------------------------------------------------------------------------------
Net asset value at beginning of period .....    $     7.02         $     9.89      $    10.00
                                                ----------         ----------      ----------

Income (loss) from investment operations:
  Net investment loss ......................         (0.06)             (0.17)          (0.13)
  Net realized and unrealized gains (losses)
    on investments .........................          2.08              (2.70)           0.02
                                                ----------         ----------      ----------
Total from investment operations ...........          2.02              (2.87)          (0.11)
                                                ----------         ----------      ----------

Net asset value at end of period ...........    $     9.04         $     7.02      $     9.89
                                                ==========         ==========      ==========

Total return ...............................        28.77%(B)         (29.02%)         (1.10%)(B)
                                                ==========         ==========      ==========

Net assets at end of period (000's) ........    $   10,035         $    7,932      $   14,451
                                                ==========         ==========      ==========

Ratio of net expenses to average net asset .         2.00%(C)           2.00%           2.00%(C)

Ratio of total expenses to average net ass .         3.06%(C)           3.06%           3.00%(C)

Ratio of net investment loss to average ne .        (1.68%)(C)         (1.88%)         (1.79%)(C)

Portfolio turnover rate ....................          274%(C)            183%            197%(C)

(A) Represents the period from commencement of operations (June 6, 2001) through March 31, 2002.
(B)  Not annualized.
(C)  Annualized.
(D) Represents the ratio of expenses to average net assets absent fee waivers and expense reimbursements by the Adviser.

See accompanying notes to financial statements.

THE BJURMAN, BARRY FUNDS
BJURMAN, BARRY SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
================================================================================
SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
================================================================================
                                                                  PERIOD
                                                                   ENDED
                                                               SEPTEMBER 30,
                                                                  2003(A)
                                                                (UNAUDITED)
--------------------------------------------------------------------------------
Net asset value at beginning of period ......................    $    10.00
                                                                 ----------

Income (loss) from investment operations:
  Net investment loss .......................................         (0.04)
  Net realized and unrealized gains on investments ..........          3.14
                                                                 ----------
Total from investment operations ............................          3.10
                                                                 ----------

Net asset value at end of period ............................    $    13.10
                                                                 ==========

Total return ................................................        31.00%(B)
                                                                 ==========

Net assets at end of period (000's) .........................    $   35,668
                                                                 ==========

Ratio of net expenses to average net assets .................         1.77%(C)

Ratio of total expenses to average net assets(D) ............         2.53%(C)

Ratio of net investment loss to average net assets ..........        (1.68%)(C)

Portfolio turnover rate .....................................          109%(C)

(A) Represents the period from commencement of operations (May 12, 2003) through September 30, 2003.
(B)  Not annualized.
(C)  Annualized.
(D) Represents the ratio of expenses to average net assets absent fee waivers and expense reimbursements by the Adviser.

See accompanying notes to financial statements.

THE BJURMAN, BARRY MICRO-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2003 (UNAUDITED)
================================================================================
  SHARES       COMMON STOCKS - 99.6%                                 VALUE
--------------------------------------------------------------------------------

               BASIC MATERIALS** - 2.9%
   337,400     Aceto Corp. ............................          $    4,723,600
    92,300     Ceradyne, Inc.* ........................               2,387,801
    25,000     Ethyl Corp.* ...........................                 314,500
   500,000     Landec Corp.* ..........................               1,950,000
   173,800     Metal Management, Inc.* ................               3,389,100
   262,500     Schnitzer Steel Industries, Inc. .......               7,882,875
   150,000     The Andersons, Inc. ....................               2,287,500
                                                                 --------------
                                                                     22,935,376
                                                                 --------------

               COMMERCIAL/INDUSTRIAL SERVICES** - 5.5%
   543,500     aQuantive, Inc.* .......................               5,032,810
    86,050     Cantel Medical Corp.* ..................               1,147,907
    82,200     Enterra Energy Corp. ...................               1,126,962
   328,000     FindWhat.com* ..........................               5,667,840
   366,000     Gevity HR, Inc. ........................               5,372,880
   500,000     Harris Interactive, Inc.* ..............               3,520,000
   210,000     Matrix Service Company* ................               3,729,600
    97,800     MemberWorks, Inc.* .....................               3,111,996
    75,000     Pioneer Drilling Company* ..............                 280,500
   219,500     Portfolio Recovery Associates, Inc.* ...               5,579,690
    54,900     Right Management Consultants, Inc.* ....                 992,592
    45,800     TOR Minerals International, Inc.* ......                 254,190
   468,281     Tradestation Group, Inc.* ..............               3,498,996
   150,100     World Fuel Services Corp. ..............               4,213,307
                                                                 --------------
                                                                     43,529,270
                                                                 --------------

               CONSUMER DURABLES** - 5.3%
   150,000     Concord Camera Corp.* ..................               1,597,500
   100,000     Equity Marketing, Inc.* ................               1,509,900
   207,600     Keystone Automotive Industries, Inc.* ..               4,504,920
    81,500     Orleans Homebuilders, Inc.* ............                 963,330
   257,914     RC2 Corp.* .............................               4,954,528
   374,600     Scientfic Games Corp. - Class A* .......               4,274,186
   326,800     Select Comfort Corp.* ..................               8,660,200
   178,500     Starcraft Corp. ........................               6,027,945
   379,500     TBC Corp.* .............................               9,506,475
                                                                 --------------
                                                                     41,998,984
                                                                 --------------

               CONSUMER NON-DURABLES** - 3.7%
   210,000     Central European Distribution Corp.* ...               5,743,500
   116,400     Del Laboratories, Inc.* ................               3,288,300
   235,000     John B. Sanfilippo & Son, Inc.* ........               4,996,100
   160,500     Nutraceutical International Corp.* .....               1,664,385
   164,500     Peet's Coffee & Tea, Inc.* .............               3,215,975
   221,397     USANA Health Sciences, Inc.* ...........              10,682,405
                                                                 --------------
                                                                     29,590,665
                                                                 --------------

THE BJURMAN, BARRY MICRO-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES       COMMON STOCKS - 99.6% (CONTINUED)                     VALUE
--------------------------------------------------------------------------------

               CONSUMER SERVICES** - 3.8%
    60,000     4Kids Entertainment, Inc.* .............          $    1,266,000
   305,000     Alliance Gaming Corp.* .................               6,185,400
   332,800     Bankrate, Inc.* ........................               4,652,544
   170,600     Concorde Career Colleges, Inc.* ........               3,983,510
   198,200     iDine Rewards Network, Inc.* ...........               3,220,750
    60,900     P.F. Chang's China Bistro, Inc.* .......               2,761,815
   140,000     Panera Bread Company - Class A* ........               5,734,400
    81,300     Shuffle Master, Inc.* ..................               2,209,734
                                                                 --------------
                                                                     30,014,153
                                                                 --------------

               ELECTRONIC TECHNOLOGY** - 36.2%
   260,000     Altiris, Inc.* .........................               6,832,800
   125,000     AMX Corp.* .............................                 686,250
   140,000     Applied Films Corp.* ...................               4,162,200
   256,300     Applied Signal Technology, Inc.* .......               5,113,185
   298,500     Artisan Components, Inc.* ..............               5,017,785
   300,000     Ask Jeeves, Inc.* ......................               5,220,000
   160,000     August Technology Corp.* ...............               2,278,400
   300,000     Catalyst Semiconductor, Inc.* ..........               1,620,000
   469,900     Comtech Telecommunications Corp. .......              11,235,309
   336,300     Concord Communications, Inc.* ..........               4,402,167
   700,000     Cray, Inc.* ............................               7,686,000
   320,000     CyberGuard Corp.* ......................               3,043,200
   330,000     Datastream Systems, Inc.* ..............               2,557,500
   100,000     Digi International, Inc.* ..............                 661,900
   150,000     Diodes, Inc.* ..........................               3,088,500
   140,000     Engineered Support Systems, Inc. .......               8,470,000
   300,000     ENGlobal Corp.* ........................                 867,000
   304,249     Epicor Software Corp.* .................               2,719,986
   206,800     Evolving Systems, Inc.* ................               2,429,900
     3,500     F5 Networks, Inc. ......................                  67,340
    89,000     Fargo Electronics* .....................               1,121,400
   172,400     Gerber Scientific, Inc.* ...............               1,224,040
   320,800     Group 1 Software, Inc.* ................               5,764,776
   250,000     II-VI, Inc.* ...........................               4,997,500
   460,000     j2 Global Communications, Inc.* ........              17,401,799
   234,500     KVH Industries, Inc.* ..................               5,911,745
   410,700     Lexar Media, Inc.* .....................               6,998,328
   650,000     LookSmart, Ltd.* .......................               2,041,000
   278,300     Magma Design Automation, Inc.* .........               5,460,246
   232,500     Metrologic Instruments, Inc.* ..........               8,367,675
   284,000     Micronetics, Inc.* .....................               1,704,000
   228,000     MicroStrategy, Inc.* ...................              10,490,280
   407,000     MIND C.T.I., Ltd.* .....................               1,339,030
   225,000     MRO Software, Inc.* ....................               3,071,250
   410,000     Neoware Systems, Inc.* .................               6,998,700
   400,000     OmniVision Technologies, Inc.* .........              16,896,000

THE BJURMAN, BARRY MICRO-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES       COMMON STOCKS - 99.6% (CONTINUED)                     VALUE
--------------------------------------------------------------------------------

               ELECTRONIC TECHNOLOGY** - 36.2%(CONTINUED)
    31,600     OPNET Technologies, Inc.* ..............          $      394,368
   130,100     Optelecom, Inc.* .......................               1,576,812
    94,900     Overland Storage, Inc.* ................               1,399,775
   340,000     Packeteer, Inc.* .......................               4,097,000
   452,600     Perceptron, Inc. .......................               2,444,040
   291,200     Pervasive Software, Inc.* ..............               2,035,488
    25,000     Planar Systems, Inc.* ..................                 536,250
   236,000     RadiSys Corp.* .........................               4,257,440
   230,400     RADWARE Ltd.* ..........................               4,181,760
   345,000     SafeNet, Inc.* .........................              12,464,850
   360,000     ScanSoft, Inc.* ........................               1,508,400
   446,000     Secure Computing Corp.* ................               5,209,280
    75,100     Sensytech, Inc.* .......................               1,181,323
   111,500     SI International, Inc.* ................               1,817,450
   200,000     Sierra Wireless* .......................               2,594,000
   264,100     Sigma Designs, Inc.* ...................               2,268,619
    71,100     Sigmatron International, Inc.* .........               1,427,688
   250,000     SpectraLink Corp.* .....................               4,670,000
   337,600     SS&C Technologies, Inc.* ...............               6,748,624
   165,700     Standard Microsystems Corp.* ...........               4,470,586
   253,900     Stratasys, Inc.* .......................              10,821,218
   562,600     SupportSoft, Inc.* .....................               6,295,494
   235,000     TALX Corp. .............................               5,785,700
   142,903     Taser International, Inc.* .............               3,755,491
    50,000     Tele Celular Sul Participacoes S.A .....                 469,500
   160,000     The SCO Group, Inc.* ...................               2,212,800
   225,000     Tyler Technologies, Inc.* ..............               1,593,000
   296,000     Verint Systems, Inc.* ..................               6,334,400
   525,000     Westell Technologies, Inc.* ............               3,932,250
    36,000     XETA Technologies, Inc.* ...............                 169,560
   100,000     Zygo Corp.* ............................               1,640,000
                                                                 --------------
                                                                    286,240,357
                                                                 --------------

               FINANCE** - 3.1%
    44,600     Bank of the Ozarks, Inc. ...............               1,985,146
   124,900     CorVel Corp.* ..........................               4,440,195
    80,200     First Community Bancorp ................               2,685,898
   143,000     First Sentinel Bancorp, Inc. ...........               2,558,270
    47,190     Glacier Bancorp, Inc. ..................               1,294,422
   170,800     Meadowbrook Insurance Group, Inc.* .....                 705,404
    72,900     Onyx Acceptance Corp.* .................                 703,485
   100,000     Penn- America Group, Inc. ..............               1,498,000
    50,000     Permian Basin Royalty Trust ............                 420,000
   125,900     Rainbow Rentals, Inc.* .................                 804,501
    73,200     Rome Bancorp, Inc. .....................               1,866,600
   183,700     Scottish Annuity & Life Hldg ...........               4,436,355
    85,000     World Acceptance Corp.* ................               1,151,750
                                                                 --------------
                                                                     24,550,026
                                                                 --------------

THE BJURMAN, BARRY MICRO-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES       COMMON STOCKS - 99.6% (CONTINUED)                     VALUE
--------------------------------------------------------------------------------

               HEALTH CARE** - 25.0%
   160,000     Abaxis, Inc.* ..........................          $    2,224,000
   334,700     Able Laboratories, Inc.* ...............               6,262,237
   247,100     Advanced Neuromodulation Systems, Inc.*                9,859,290
   635,000     Align Technology, Inc.* ................               7,943,850
   259,600     Alliance Imaging, Inc.* ................                 893,024
   125,000     Amercian Healthways, Inc.* .............               5,248,750
   172,900     Amercian Medical Security Group, Inc.* .               3,511,599
   100,200     America Service Group, Inc.* ...........               2,104,200
   500,000     Aradigm Corp.* .........................                 895,000
   125,000     Bio-Reference Laboratories, Inc.* ......               1,285,000
   298,500     BioLase Technology, Inc.* ..............               3,405,885
   146,800     BioReliance Corp.* .....................               3,752,208
   229,400     Bradley Pharmaceuticals, Inc.* .........               6,251,150
   310,000     Candela Corp.* .........................               3,955,600
   171,400     Centene Corp.* .........................               5,208,846
   539,000     eResearch Technology, Inc.* ............              18,773,370
   368,200     Exactech, Inc.* ........................               6,020,070
   150,000     Hanger Orthopedic Group, Inc.* .........               2,302,500
   230,000     Healthcare Services Group, Inc.* .......               3,795,000
   217,574     Hi-Tech Pharmacal Co., Inc.* ...........               5,106,462
   169,600     Hycor Biomedical, Inc.* ................                 878,528
   330,000     Immucor, Inc.* .........................               8,893,500
   140,000     Interpore International, Inc.* .........               2,150,400
   192,100     Kensey Nash Corp.* .....................               4,510,508
   101,400     LabOne, Inc.* ..........................               2,365,662
   236,800     Lannett Company, Inc.* .................               4,141,632
    50,000     LCA-Vision, Inc. .......................                 677,500
   159,000     Medical Action Industries, Inc.* .......               2,070,180
   161,800     Mediware Information Systems, Inc.* ....               2,273,290
   496,000     Merge Technologies, Inc.* ..............               8,352,640
   297,733     Merit Medical Systems, Inc.* ...........               6,579,899
    75,000     Molecular Devices Corp.* ...............               1,306,500
   193,900     Neogen Corp.* ..........................               3,684,100
   410,000     Omnicell, Inc.* ........................               6,658,400
   160,000     Palomar Medical Technologies, Inc.* ....               1,022,400
   240,300     PAREXEL International Corp.* ...........               3,681,396
   250,000     Quality Systems, Inc.* .................              10,050,000
   213,000     Quidel Corp. ...........................               1,429,230
   125,000     Res-Care, Inc.* ........................                 962,500
   132,003     SFBC International, Inc.* ..............               3,753,109
   200,000     Synovis Life Technologies, Inc.* .......               4,890,000
   700,000     Trinity Biotech plc* ...................               2,583,000
   300,000     ViroPharma, Inc.* ......................                 816,000
   267,000     VistaCare, Inc.* .......................               8,357,100
   160,000     Vital Images, Inc.* ....................               2,995,040
   118,300     Young Innovations, Inc.* ...............               3,786,783
                                                                 --------------
                                                                    197,667,338
                                                                 --------------

THE BJURMAN, BARRY MICRO-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES       COMMON STOCKS - 99.6% (CONTINUED)                     VALUE
--------------------------------------------------------------------------------

               PRODUCER MANUFACTURING** - 5.7%
   247,300     A.S.V., Inc.* ..........................          $    4,720,957
    80,000     Daktronics, Inc.* ......................               1,280,800
   160,000     Gundle / SLT Environmental, Inc.* ......               2,456,000
   100,000     Met-Pro Corp. ..........................               1,630,000
   750,000     Nam Tai Electronics, Inc. ..............              20,347,500
    12,500     Raven Industries, Inc. .................                 308,125
   258,000     Rofin-Sinar Technologies, Inc.* ........               5,415,420
   550,000     Stake Technology Ltd.* .................               5,093,000
    73,600     Technology Research Corp. ..............                 528,448
   254,000     Ultralife Batteries, Inc.* .............               3,644,900
                                                                 --------------
                                                                     45,425,150
                                                                 --------------

               RETAIL** - 7.5%
   127,000     America's Car-Mart, Inc.* ..............               3,803,650
   168,750     Brookstone, Inc.* ......................               3,346,313
   212,500     Central Garden & Pet Company* ..........               5,550,500
   195,000     Goody's Family Clothing, Inc. ..........               1,922,700
   300,000     Hot Topic, Inc.* .......................               6,762,000
   209,800     Jos. A. Bank Clothiers, Inc.* ..........               9,224,906
   350,000     Medifast, Inc.* ........................               4,322,500
    44,000     Monro Muffler Brake, Inc.* .............               1,302,400
   100,000     Movie Gallery, Inc.* ...................               1,965,000
    79,800     PC MALL, Inc.* .........................                 833,910
   210,000     Restoration Hardware, Inc.* ............               1,220,100
   425,000     The Bombay Company, Inc.* ..............               4,186,250
   312,800     The Finish Line, Inc. - Class A* .......               8,226,640
   170,000     The Sportman's Guide, Inc.* ............               2,210,000
   150,400     The Sports Authority, Inc.* ............               4,731,584
                                                                 --------------
                                                                     59,608,453
                                                                 --------------

               UTILITIES** - 0.9%
   149,100     City Telecom Ltd. - ADR ................               1,042,209
   155,000     Intrado, Inc.* .........................               3,530,900
   108,100     Kaneb Services, LLC ....................               2,880,865
                                                                 --------------
                                                                      7,453,974
                                                                 --------------

               TOTAL COMMON STOCKS ....................          $  789,013,746
                                                                 --------------

THE BJURMAN, BARRY MICRO-CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES       WARRANTS - 0.0%                                       VALUE
--------------------------------------------------------------------------------

       500     Creative Host Services, Inc. (A) .......          $           --
    20,000     OpticNet, Inc. (A) .....................                      --
                                                                 --------------
               TOTAL WARRANTS .........................          $           --
                                                                 --------------

               MONEY MARKETS - 0.5%
 4,023,493     First American Treasury Obligations Fund          $    4,023,493
                                                                 --------------

               TOTAL INVESTMENT SECURITIES - 100.1%
                 (Cost $522,364,447) ..................          $  793,037,239

               LIABILITIES IN EXCESS OF OTHER
                 ASSETS - (0.1%) ......................                (542,008)
                                                                 --------------

               NET ASSETS - 100.0% ....................          $  792,495,231
                                                                 ==============

* Non-income producing security.
** Securities are grouped by sector.
ADR - American Depository Receipt.
(A)  As of September 30, 2003, these warrants were valued at zero.

See accompanying notes to financial statements.

BJURMAN, BARRY ALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2003 (UNAUDITED)
================================================================================
  SHARES       COMMON STOCKS - 100.4%                                 VALUE
--------------------------------------------------------------------------------

               CONSUMER DURABLES** - 4.2%
     1,000     Electronic Arts, Inc.* .................          $       92,230
    10,000     Select Comfort Corp.* ..................                 265,000
     1,400     The Toro Company* ......................                  63,000
                                                                 --------------
                                                                        420,230
                                                                 --------------

               CONSUMER NON-DURABLES** - 2.2%
     4,000     Coach, Inc. ............................                 218,400
                                                                 --------------

               CONSUMER SERVICES** - 13.1%
     3,000     Apollo Group, Inc. - Class A* ..........                 198,090
     4,000     Career Education Corp.* ................                 181,200
     4,000     Corinthian Colleges, Inc.* .............                 228,640
     5,100     P.F. Chang's China Bistro, Inc.* .......                 231,285
     5,000     Panera Bread Company - Class A* ........                 204,800
     4,000     University of Phoenix Online* ..........                 266,320
                                                                 --------------
                                                                      1,310,335
                                                                 --------------

               ELECTRONIC TECHNOLOGY **- 53.1%
    16,900     Advanced Digital Information* ..........                 236,938
     4,600     Avid Technology, Inc.* .................                 243,064
    18,500     Cray, Inc.* ............................                 203,130
     8,500     Digital River, Inc.* ...................                 232,475
    22,600     Ditech Communications Corp.* ...........                 198,428
    12,700     Dot Hill Systems Corp. .................                 172,339
     4,000     Fair, Isaac and Company, Inc. ..........                 235,840
     1,800     International Rectifier Corp.* .........                  67,392
     4,100     j2 Global Communications, Inc. .........                 155,103
    13,300     Lexar Media, Inc.* .....................                 226,632
     2,800     Marvell Technology Group Ltd.* .........                 105,700
     4,000     MicroStrategy, Inc.* ...................                 184,040
     2,500     NII Holdings, Inc.* ....................                 149,225
     5,500     OmniVision Technologies, Inc.* .........                 232,320
    14,600     PerkinElmer, Inc. ......................                 223,526
     7,000     Power Integrations* ....................                 232,680
     4,700     QLogic Corp.* ..........................                 220,947
     6,700     SafeNet, Inc.* .........................                 242,071
     4,500     SanDisk Corp. ..........................                 286,830
     5,900     Scientific-Atlanta, Inc.* ..............                 183,785
     8,850     Seagate Technology .....................                 240,720
     1,000     Sigmatel, Inc.* ........................                  20,610
     1,300     Sohu.com, Inc.* ........................                  40,430
     5,300     Stratasys, Inc.* .......................                 225,886
    25,800     SupportSoft, Inc.* .....................                 288,702
     5,000     TTM Technologies, Inc.* ................                  71,400
     6,000     Yahoo!, Inc.* ..........................                 212,280
    10,000     Zoran Corp. ............................                 195,000
                                                                 --------------
                                                                      5,327,493
                                                                 --------------

BJURMAN, BARRY ALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES       COMMON STOCKS - 100.4% (CONTINUED)                     VALUE
--------------------------------------------------------------------------------

               HEALTH CARE** - 13.0%
     4,000     Gen-Probe, Inc. ........................          $      216,680
     4,000     INAMED Corp.* ..........................                 293,800
     4,500     Martek Biosciences Corp.* ..............                 237,015
     5,000     Odyssey Healthcare, Inc. ...............                 149,100
     2,300     Select Medical Corp.* ..................                  66,240
     7,600     Synovis Life Technologies, Inc.* .......                 185,820
     5,000     VistaCare, Inc.* .......................                 156,500
                                                                 --------------
                                                                      1,305,155
                                                                 --------------

               RETAIL **- 13.6%
     8,600     Aeropostale, Inc.* .....................                 232,630
     5,000     Amazon.com, Inc.* ......................                 241,800
     5,000     Friedman's, Inc. .......................                  69,750
     9,900     Hot Topic, Inc. ........................                 223,146
     3,000     Jos. A. Bank Clothiers, Inc.* ..........                 131,910
    10,000     Pacific Sunwear of California, Inc. ....                 206,600
    10,000     Urban Outfitters, Inc. .................                 260,600
                                                                 --------------
                                                                      1,366,436
                                                                 --------------

               UTILITIES** - 1.2%
     1,700     Mobile Telesystems .....................                 125,035
                                                                 --------------

               TOTAL COMMON STOCKS ....................          $   10,073,084
                                                                 --------------

               MONEY MARKETS - 0.6%
    58,430     First American Treasury Obligations Fund          $       58,430
                                                                 --------------

               TOTAL INVESTMENT SECURITIES - 101.0%
                 (Cost $8,326,659) ....................          $   10,131,514

               LIABILITIES IN EXCESS OF OTHER
                 ASSETS - (1.0%) ......................                 (96,195)
                                                                 --------------

               NET ASSETS - 100.0% ....................          $   10,035,319
                                                                 ==============

* Non-Income producing security.
** Securities are grouped by sector.

See accompanying notes to financial statements.

BJURMAN, BARRY SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2003 (UNAUDITED)
================================================================================
  SHARES       COMMON STOCKS - 97.9%                                  VALUE
--------------------------------------------------------------------------------

               BASIC MATERIALS** - 2.5%
    20,000     Metal Management, Inc.* ................          $      390,000
    17,300     Schnitzer Steel Industries, Inc. .......                 519,519
                                                                 --------------
                                                                        909,519
                                                                 --------------

               COMMERCIAL/INDUSTRIAL SERVICES**- 1.2%
    25,400     Gevity HR, Inc. ........................                 372,872
     2,000     Right Management Consultants, Inc.* ....                  36,160
                                                                 --------------
                                                                        409,032
                                                                 --------------

               CONSUMER DURABLES** - 2.8%
    34,100     Concord Camera Corp.* ..................                 363,165
    24,400     Select Comfort Corp.* ..................                 646,600
                                                                 --------------
                                                                      1,009,765
                                                                 --------------

               ELECTRONIC TECHNOLOGY** - 43.9%
    16,600     Altiris, Inc.* .........................                 436,248
    30,000     Ask Jeeves, Inc.* ......................                 522,000
    34,300     At Road, Inc.* .........................                 461,335
    12,000     Avid Technology, Inc.* .................                 634,080
    16,000     Brightpoint, Inc. ......................                 524,800
    22,000     Comtech Telecommunications Corp. .......                 526,020
    45,000     Cray, Inc.* ............................                 494,100
    21,400     Digital River, Inc. ....................                 585,290
    30,500     F5 Networks, Inc. ......................                 586,820
    53,800     Ixia* ..................................                 582,062
    18,000     j2 Global Communications, Inc. .........                 680,940
    20,000     KVH Industries, Inc.* ..................                 504,200
    32,100     Lexar Media, Inc.* .....................                 546,984
    25,100     Magma Design Automation, Inc.* .........                 492,462
    11,800     Metrologic Instruments, Inc. ...........                 424,682
    11,200     MicroStrategy, Inc.* ...................                 515,312
    10,400     NETGEAR, Inc.* .........................                 173,056
    13,000     NVE Corp. ..............................                 447,070
    10,000     OmniVision Technologies, Inc.* .........                 422,400
    75,000     PTEK Holdings, Inc.* ...................                 611,250
    31,200     RadiSys Corp.* .........................                 562,848
    14,100     SafeNet, Inc.* .........................                 509,433
    39,200     SeaChange International, Inc. ..........                 491,176
    20,000     Standard Microsystems Corp.* ...........                 539,600
    14,000     Stratasys, Inc.* .......................                 596,680
    61,100     SupportSoft, Inc.* .....................                 683,709
    18,500     Ultratech, Inc.* .......................                 522,070
    15,800     United Online, Inc.* ...................                 548,576
    13,900     Verint Systems, Inc.* ..................                 297,460
    44,100     Zygo Corp.* ............................                 723,240
                                                                 --------------
                                                                     15,645,903
                                                                 --------------

BJURMAN, BARRY SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
  SHARES       COMMON STOCKS - 97.9% (CONTINUED)                      VALUE
--------------------------------------------------------------------------------

               FINANCE** - 0.7%
    10,000     ASTA Funding, Inc. .....................          $      259,890
                                                                 --------------

               HEALTH CARE **- 25.5%
    14,800     Advanced Neuromodulation Systems, Inc. .                 590,520
    41,600     Align Technology, Inc.* ................                 520,416
    20,000     American Healthways, Inc.* .............                 839,800
    20,000     Centene Corp. ..........................                 607,800
    15,700     eResearch Technology, Inc. .............                 546,831
     6,000     INAMED Corp.* ..........................                 440,700
    40,100     Interpore International, Inc.* .........                 615,936
     9,900     Martek Biosciences Corp.* ..............                 521,433
    41,900     Merge Technologies, Inc.* ..............                 705,596
    22,100     Odyssey Healthcare, Inc. ...............                 659,022
    41,100     Omnicell, Inc.* ........................                 667,464
    71,000     PRAECIS Pharmaceuticals, Inc.* .........                 476,410
    14,700     Synovis Life Technologies, Inc.* .......                 359,415
    23,400     Thoratec Corp.* ........................                 397,566
    15,000     VistaCare, Inc.* .......................                 469,500
    36,400     Vital Images, Inc.* ....................                 681,372
                                                                 --------------
                                                                      9,099,781
                                                                 --------------

               PRODUCER MANUFACTURING **- 10.7%
    33,600     A.S.V., Inc.* ..........................                 641,424
    16,800     Gundle / SLT Environmental, Inc.* ......                 257,880
    13,800     MICROS Systems, Inc.* ..................                 471,270
    25,000     Nam Tai Electronics, Inc. ..............                 678,250
    26,200     Rofin-Sinar Technologies, Inc.* ........                 549,938
    53,500     Stake Technology Ltd.* .................                 495,410
    50,000     Ultralife Batteries, Inc.* .............                 717,500
                                                                 --------------
                                                                      3,811,672
                                                                 --------------

               RETAIL** - 7.8%
    11,300     Jos. A. Bank Clothiers, Inc. ...........                 496,861
    39,300     Medifast, Inc.* ........................                 485,355
    20,300     The Finish Line, Inc.* .................                 533,890
    19,000     Tuesday Morning Corp.* .................                 528,770
    28,200     Urban Outfitters, Inc. .................                 734,892
                                                                 --------------
                                                                      2,779,768
                                                                 --------------

               UTILITIES** - 2.8%
    68,700     City Telecom (HK) Limited ..............                 480,213
    18,700     Golden Telecom, Inc.* ..................                 511,258
                                                                 --------------
                                                                        991,471
                                                                 --------------

               TOTAL COMMON STOCKS ....................          $   34,916,801
                                                                 --------------

BJURMAN, BARRY SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES      MONEY MARKETS - 3.0%                                   VALUE
--------------------------------------------------------------------------------

 1,088,593     First American Treasury
                 Obligations Fund .....................          $    1,088,593
                                                                 --------------

               TOTAL INVESTMENT SECURITIES - 100.9%
                 (Cost $32,952,358) ...................          $   36,005,394

               LIABILITIES IN EXCESS OF OTHER
                 ASSETS - (0.9%) ......................                (336,934)
                                                                 --------------

               NET ASSETS - 100.0% ....................          $   35,668,460
                                                                 ==============

* Non-Income producing security.
** Securities are grouped by sector.

See accompanying notes to financials statements.

THE BJURMAN, BARRY FUNDS
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2003 (UNAUDITED)
================================================================================

1. ORGANIZATION

The Bjurman, Barry Funds (the "Trust"), is organized as a Delaware business trust pursuant to a Trust Agreement dated September 26, 1996, as amended February 11, 1997 and January 28, 2002. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Trust has established three separate series: the Bjurman, Barry Micro-Cap Growth Fund, the Bjurman, Barry All Cap Growth Fund and the Bjurman, Barry Small Cap Fund (the "Funds"). The Bjurman, Barry Micro-Cap Growth Fund commenced operations on March 31, 1997, the Bjurman, Barry All Cap Growth Fund commenced operations on June 6, 2001, and the Bjurman, Barry Small Cap Growth Fund commenced operations on May 12, 2003.

The Bjurman, Barry Micro-Cap Growth Fund seeks capital appreciation through investments in the common stocks of companies with market capitalizations generally between $30 million and $300 million at the time of investment.

The Bjurman, Barry All Cap Growth Fund seeks capital appreciation through investments in the common stocks of companies with market capitalizations generally in excess of $300 million at the time of investment.

The Bjurman, Barry Small Cap Growth Fund seeks capital appreciation through investments in the common stocks of companies with market capitalizations generally between $100 million and $1 billion at the time of investment.

2. SIGNIFICANT ACCOUNTING POLICIES

Securities valuation - The Funds' portfolio securities are valued as of the close of business of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures established by and under the general supervision of the Board of Trustees. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates fair value.

Share valuation - The net asset value per share of each Fund is calculated daily by dividing the total value of each Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the net asset value per share.

Investment income and distributions to shareholders - Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Dividends arising from net investment income, if any, are declared and paid annually in December. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Security transactions - Security transactions are accounted for on a trade date basis. Securities sold are determined on a specific identification basis.

Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

THE BJURMAN, BARRY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

Federal income tax - It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The Funds paid no distributions for the years ended March 31, 2003 and 2002.

As of March 31, 2003, the components of distributable earnings on a tax basis were as follows:

--------------------------------------------------------------------------------
                                              BJURMAN, BARRY     BJURMAN, BARRY
                                                MICRO-CAP           ALL CAP
                                                  GROWTH             GROWTH
                                                   FUND               FUND
--------------------------------------------------------------------------------
Cost of portfolio investments ............    $  351,990,265     $    7,110,354
                                              ==============     ==============

Gross unrealized appreciation ............    $   79,507,429     $    1,025,311
Gross unrealized depreciation ............       (29,040,105)          (399,855)
                                              --------------     --------------
Net unrealized appreciation ..............        50,467,324            685,456
Post-October losses ......................       (22,709,676)          (379,877)
Capital loss carryforwards ...............       (34,834,498)        (3,860,847)
                                              --------------     --------------
Total accumulated earnings ...............    $    7,076,850     $    3,355,268
                                              ==============     ==============
--------------------------------------------------------------------------------

The difference between the cost of portfolio investments and financial statement cost for the Funds is due to certain timing differences in the recognition of capital losses under income tax regulations and generally accepted accounting principles. Post-October losses may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

As of September 30, 2003, the Funds had the following capital loss carryforwards for federal income tax purposes:

                                                                     EXPIRES
                                                  AMOUNT             MARCH 31
--------------------------------------------------------------------------------
Bjurman, Barry Micro-Cap Growth Fund .....    $    2,410,518           2009
                                                  16,940,520           2010
                                                  15,483,460           2011
                                              --------------
                                                  34,834,498
                                              --------------

Bjurman, Barry All Cap Growth Fund .......    $      636,566           2010
                                                   3,224,281           2011
                                              --------------
                                                   3,860,847
                                              --------------
--------------------------------------------------------------------------------

These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distribution to shareholders.

THE BJURMAN, BARRY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

3. INVESTMENT TRANSACTIONS

For the period ended September 30, 2003, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments, amounted to $323,435,266 and $178,628,435, respectively, for the Bjurman, Barry Micro-Cap Growth Fund, $13,719,514 and $13,543,015, respectively, for the Bjurman, Barry All Cap Growth Fund and $39,856,266 and $7,232,033, respectively, for the Bjurman, Barry Small Cap Growth Fund.

4. TRANSACTIONS WITH AFFILIATES

Certain Trustees and officers of the Trust are also officers of Bjurman, Barry & Associates (the "Adviser"), or of Integrated Fund Services, Inc. ("IFS"), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent, or IFS Fund Distributors, Inc., the principal underwriter for the Trust.

INVESTMENT ADVISORY FEE
The Adviser provides each Fund with investment advisory services. For providing investment advisory services, each Fund pays the Adviser a monthly fee, which is calculated daily by applying an annual rate of 1.00% to the average daily net assets of each respective Fund. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse certain expenses of each Fund to the extent necessary to limit total operating expenses to 1.80%, 2.00% and 1.80% of the Bjurman, Barry Micro-Cap Growth Fund's, the Bjurman, Barry All Cap Growth Fund's and the Bjurman, Barry Small Cap Growth Fund's average daily net assets, respectively. For the period ended September 30, 2003, the Adviser waived $50,261 of its investment advisory fees and reimbursed $3,342 of other operating expenses of the Bjurman, Barry All Cap Growth Fund and waived $45,003 of its investment advisory fees of the Bjurman, Barry Small Cap Growth Fund. Any fees withheld or voluntarily reduced and any Fund expense absorbed by the Adviser voluntarily or pursuant to an agreed upon expense cap which are a Fund's obligation are subject to reimbursement by that Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years, if the aggregate amount paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, except that it is permitted to look back up to five years and four years, respectively, during the initial six years and seventh year of each Fund's operations. Any such reimbursement is also contingent upon the Board of Trustees' review and approval. Such reimbursement may not be paid prior to a Fund's payment of current ordinary expenses.

As of September 30, 2003, the Bjurman, Barry All Cap Growth Fund and the Bjurman, Barry Small Cap Growth Fund had $263,193 and $45,003, respectively, of cumulative waivers that could potentially be reimbursed to the Adviser.

ADMINISTRATION FEE
Under the terms of an Administration Agreement, IFS supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for each Fund. IFS supervises the preparation of tax returns, reports to shareholders of each Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions and materials for meetings of the Board of Trustees. For these services, IFS receives a monthly fee subject to a monthly minimum fee per Fund.

TRANSFER AGENT FEE
Under the terms of a Transfer, Dividend Disbursing, Shareholder Service and Plan Agency Agreement, IFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, IFS receives a monthly fee per shareholder account,

THE BJURMAN, BARRY FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

subject to a monthly minimum fee per Fund. In addition, each Fund pays IFS out-of-pocket expenses including, but not limited to, postage and supplies.

ACCOUNTING SERVICES FEE
Under the terms of an Accounting Services Agreement, IFS calculates the daily net asset value per share and maintains the financial books and records of each Fund. For these services, IFS receives a monthly fee from each Fund. In addition, each Fund pays IFS certain out-of-pocket expenses incurred by IFS in obtaining valuations of each Fund's portfolio securities.

UNDERWRITING FEE
Under the terms of an Underwriting Agreement, IFS Fund Distributors, Inc. (the "Underwriter") serves as principal underwriter for each Fund and, as such, is the exclusive agent for the distribution of shares of each Fund. For these services, the Underwriter receives a monthly fee from the Trust. The Underwriter is an affiliate of IFS by reason of common ownership.

DISTRIBUTION PLAN
Each Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. As provided in the Plan, each Fund will reimburse the Adviser, the Underwriter or others for expenses incurred in distributing and promoting shares of each Fund at a maximum aggregate annual rate of 0.25% of each Fund's average daily net assets. Under the Plan, the Bjurman, Barry Micro-Cap Growth Fund, the Bjurman, Barry All Cap Growth Fund and the Bjurman, Barry Small Cap Growth Fund incurred $837,633, $12,565 and $14,554, respectively, of distribution fees during the period ended September 30, 2003.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

THE BJURMAN, BARRY FUNDS
10100 Santa Monica Blvd., Suite 1200         ----------------------------
Los Angeles, California 90067
                                             THE o BJURMAN, BARRY o FUNDS
BOARD OF TRUSTEES                            ----------------------------
G. Andrew Bjurman                                      [LOGO]
O. Thomas Barry, III
Mark K. Mason                                  BJURMAN, BARRY MICRO-CAP
Joseph E. Maiolo                                      GROWTH FUND
William L. Wallace
                                                BJURMAN, BARRY ALL CAP
INVESTMENT ADVISER                                   GROWTH FUND
Bjurman, Barry & Associates
10100 Santa Monica Blvd, Suite 1200            BJURMAN, BARRY SMALL CAP
Los Angeles, California 90067                        GROWTH FUND
                                                     -----------
UNDERWRITER
IFS Fund Distributors, Inc.                       SEMI-ANNUAL REPORT
221 East Fourth Street, Suite 300
Cincinnati, Ohio 45202                            SEPTEMBER 30, 2003
                                                     (UNAUDITED)
TRANSFER AGENT
Integrated Fund Services, Inc.               ----------------------------
P.O. Box 5354
Cincinnati, Ohio 45201-5354                  ----------------------------

CUSTODIAN
US Bank, N.A.
425 Walnut Street, 6th Floor
Cincinnati, Ohio 45202

LEGAL COUNSEL
Gibson, Dunn & Crutcher LLP
333 South Grand Avenue
Los Angeles, California 90071

INDEPENDENT AUDITOR
Deloitte & Touche LLP
350 South Grand Avenue
Los Angeles, California 90071

TABLE OF CONTENTS
================================================
Letter to Shareholders ......................  1
Statements of Assets and Liabilities ........  2
Statements of Operations ....................  3
Statements of Changes in Net Assets .........  4
Financial Highlights ........................  5
Portfolio of Investments ....................  8
Notes to Financial Statements ............... 19
================================================

                     For Additional Information and a free
                         prospectus about The Bjurman,
                               Barry Funds call:
                                 (800) 227-7264

               or visit The Bjurman, Barry Funds' website on the
                        Internet at www.bjurmanbarry.com

This report is submitted for general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds objective, policies, expenses and other information. FORM IFS-134-0305

ITEM 2.   CODE OF ETHICS.

Not required for Semiannual Reports.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for Semiannual Reports.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for Semiannual Reports.

ITEMS 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.   RESERVED

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.   RESERVED

ITEM 9.   CONTROLS AND PROCEDURES.

          (a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosures and procedures are effective as of a date within 90 days of the filing date of this report.

          (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

(a)(2) Certifications required by Item 10(a)(2) of Form N-CSR are filed herewith.
(b)       Certification required by Item 10(b) of Form N-CSR is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Bjurman, Barry Funds
             -------------------------------------------------------------------
By (Signature and Title)

* /s/ G. Andrew Bjurman
-------------------------------
G. Andrew Bjurman
Co-President

Date:  December 8, 2003

* /s/ O. Thomas Barry III
-------------------------------
O. Thomas Barry III
Co-President

Date:  December 8, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

* /s/ O. Thomas Barry III
-------------------------------
O. Thomas Barry III
Co-President

Date:  December 8, 2003

* /s/ G. Andrew Bjurman
-------------------------------
G. Andrew Bjurman
Co-President

Date:  December 8, 2003

By (Signature and Title)

* /s/ David Cottrell
-------------------------------
David Cottrell
Treasurer

December 8, 2003

* Print the name and title of each signing officer under his or her signature.